Investments - Schedule of continuity of investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Investments [Abstract]
Beginning balance	$ 6,974	$ 2,866
Additions	1,429	341
Disposals	(2,087)
Realized gain on investments	(311)
Unrealized gain on investments	25,766	3,743
Foreign exchange	(1,071)	24
Ending balance	$ 30,700	$ 6,974